ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 7) $ in Millions, in Millions	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 CLF ( )	Dec. 31, 2016 CLP ($)	Dec. 31, 2016 CLF ( )
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 709,365		$ 7,326,372
Mortgage Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 99,222		$ 104,182
Mortgage Bonds [Member] | Unidad de Fomento (funds code) [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments |		99,222		104,182